SCHEDULE OF PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Details) - USD ($)	6 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
REVENUE	$ 10,183,553		$ 14,149,967		$ 29,522,353		$ 29,908,561		$ 25,494,564
COST OF REVENUE	(7,215,116)		(9,432,619)		(20,682,326)		(20,484,996)		(18,382,637)
GROSS PROFIT	2,968,437		4,717,348		8,840,027		9,423,565		7,111,927
OPERATING EXPENSES
Selling expenses	(103,096)		(136,164)		(293,719)		(218,822)		(138,530)
General and administrative expenses	(1,890,452)		(1,465,955)		(2,329,198)		(2,239,967)		(1,323,726)
Research and development expenses	(890,384)		(129,995)		(298,469)		(424,558)		(249,050)
Total operating expenses	(2,883,932)		(1,732,114)		(2,921,386)		(2,883,347)		(1,711,306)
INCOME FROM OPERATIONS	84,505		2,985,234		5,918,641		6,540,218		5,400,621
OTHER INCOME (EXPENSES)
Interest income	161		8,732		9,419		1,392		3,207
Interest expense	(143,747)		(178,557)		(238,224)		(446,884)		(417,266)
Unrealized foreign transaction exchange loss (gain)	(2,747)		8,452		35,008		18,831		(45,124)
Government subsidies	61,081		11,916		25,415		1,306,627		449,972
Income from short-term investments							20,343		565
Other income (expenses)	49,683		(223,044)		(195,279)		68,922		38,409
Total other expenses, net	(35,569)		(372,501)		(363,661)		969,231		29,763
INCOME BEFORE INCOME TAX PROVISION	48,936		2,612,733		5,554,980		7,509,449		5,430,384
INCOME TAX PROVISION	(90,734)		(510,077)		(1,002,298)		(1,267,025)		(820,931)
NET INCOME	(41,798)		2,102,656		4,552,682		6,242,424		4,609,453
Less: net loss attributable to non-controlling interest	(31,279)		(17,104)		(43,300)		4,936		18,650
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	(10,519)		2,119,760		4,595,982		6,237,488		4,590,803
OTHER COMPREHENSIVE INCOME
Total foreign currency translation adjustment	367,971		1,071,621		(1,040,285)		(2,855,701)		612,806
TOTAL COMPREHENSIVE INCOME	326,173		3,174,277		3,512,397		3,386,723		5,222,259
Less: comprehensive loss attributable to non-controlling interest	126,222		(17,104)		9,989		(2,309)		2,483
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$ 199,951		$ 3,191,381		$ 3,502,408		$ 3,389,032		$ 5,219,776
(LOSS) EARNINGS PER SHARE ATTRIBUTABLE TO BON NATURAL LIFE LIMITED
Basic	$ (0.03)	[1]	$ 2.36	[1]	$ 5.03	[2],[3]	$ 7.47	[2],[3]	$ 6.94	[2],[3]
Diluted	$ (0.03)	[1]	$ 2.34	[1]	$ 5.00	[2],[3]	$ 7.43	[2],[3]	$ 6.85	[2],[3]
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic	1,285,702	[1]	891,831	[1]	913,960	[2],[3]	836,077	[2],[3]	661,583	[2],[3]
Diluted	1,285,702	[1]	897,924	[1]	919,811	[2],[3]	839,606	[2],[3]	670,624	[2],[3]

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[2]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[3]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.